Invested Assets and Investment Income - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [Line Items]
Dividends received from associates and joint ventures	$ 0
Fair value of securitized assets	809,130,000,000	$ 750,271,000,000
Fair value of securitized liabilities	759,024,000,000	703,120,000,000
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Segregated funds [Member]
Disclosure of fair value measurement of assets [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	2,000,000
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Profit (loss) from associates and joint ventures	369,000,000	369,000,000
Dividends received from associates and joint ventures	5,000,000	13,000,000
Securitized assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	3,950,000,000	3,843,000,000
Fair value of securitized liabilities	3,879,000,000	$ 3,756,000,000
North American Private Equity [Member]
Disclosure of fair value measurement of assets [Line Items]
Equity Investments Sold to Related Partners	$ 1,112,000,000